Fair Value Measurements (Tables)	12 Months Ended
Jun. 30, 2025
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-recurring Basis

The assets and liabilities measured at fair value on a recurring and non-recurring basis which are held by the Company are summarized in the tables below:

	Fair Value as of June 30, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Equity investments	$15,427	$-	$13,374	$28,801
Total assets within the fair value hierarchy	$15,427	$-	$13,374	$28,801
Investments valued at net asset value				$31,813
Total assets				$60,614

	Fair Value as of June 30, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Assets:
Equity investments	$16,267	$-	$5,265	$21,532
Debt securities	9,929	-	-	9,929
Total assets within the fair value hierarchy	$26,196	$-	$5,265	$31,461
Investments valued at net asset value				$23,053
Total assets				$54,514
Liabilities:
Contingent consideration liability	$-	$-	$428	$428
Total liabilities	$-	$-	$428	$428

Reconciliation of Changes in Fair Value of Level 3 Assets

The following is a reconciliation of changes in Level 3 assets:

	For the twelve months ended June 30,
(in thousands)	2025	2024

Beginning balance	$5,265	$-
Purchases	3,300	9,000
Payments	146	-
Change in fair value	4,663	(3,735)
Ending balance	$13,374	$5,265

Reconciliation of Changes in Level 3 Liabilities

The following is a reconciliation of changes in Level 3 liabilities:

	For the twelve months ended June 30,
(in thousands)	2025	2024

Beginning balance	$428	$1,903
Payments	(422)	(977)
Change in fair value	(6)	(498)
Ending balance	$-	$428

Ranges of Significant Unobservable Inputs used to Value Level 3 Assets

The following table below presents the ranges of significant unobservable inputs used to value Level 3 assets as of June 30, 2025 and June 30, 2024.

As of June 30, 2025
Investment Type	Fair value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Debt	$5,064	Income Approach	Discount Rate	9.44% - 25.71% (14.14%)
	144	Recent Transaction
Total Debt	$5,208

Equity/Other	231	Recent Transaction
Total Equity/Other	$231

As of June 30, 2024
Investment Type	Fair value	Valuation Technique	Unobservable Input	Range (Weighted Average)
Debt	$7,193	Income Approach	Discount Rate	9.09% - 25.03% (13.81%)
	578	Recent Transaction
Total Debt	$7,771

Equity/Other	10	Market Approach	Earnings Multiple	7.5
Total Equity/Other	$10

Consolidated Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Summary of Assets and Liabilities Measured at Fair Value on Recurring and Non-recurring Basis

The assets of the Consolidated Funds measured at fair value on a recurring basis are summarized in the tables below:

	Fair Value as of June 30, 2025
(in thousands)	Level 1	Level 2	Level 3	Total
Assets of Consolidated Funds:
Equity investments	$-	$-	$231	$231
Debt securities	-	3,891	5,208	9,099
Total assets within the fair value hierarchy	$-	$3,891	$5,439	$9,330
Investments valued at net asset value				$4,997
Total assets				$14,327

	Fair Value as of June 30, 2024
(in thousands)	Level 1	Level 2	Level 3	Total
Assets of Consolidated Funds:
Equity investments	$-	$-	$10	$10
Debt securities	-	2,190	7,771	9,961
Total assets within the fair value hierarchy	$-	$2,190	$7,781	$9,971
Investments valued at net asset value				$1,500
Total assets				$11,471

Reconciliation of Changes in Fair Value of Level 3 Assets

The following is a reconciliation of changes in fair value of Level 3 assets of Consolidated Funds:

	For the twelve months ended June 30,
(in thousands)	2025	2024

Beginning balance	$7,781	$-
Net Transfers	(953)	-
Purchases	1,788	7,976
Sales and Paydowns	(3,224)	(307)
Net Accretion	40	8
Change in fair value	7	104
Ending balance	$5,439	$7,781